Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-Controlling Interests
Non-Controlling Interests

Non-controlling interests’ share of equity in the accompanying consolidated balance sheets was $349.9 million and $357.0 million at December 31, 2017 and 2016, respectively. At December 31, 2017 the Company’s material non-controlling interests were as follows:

Name of subsidiary	% Ownership held by the Company
Lotterie Nazionali S.r.l. ("LN")	64.00%
Northstar New Jersey Lottery Group, LLC	82.31%

LN holds the Scratch & Win concession license in Italy. In December 2017, the Italian regulator exercised a nine-year contract extension option for the Scratch & Win concession, extending the concession through September 2028. LN is required to pay an upfront license fee of €800 million related to the extension, of which €50 million ($59.3 million) was paid in December 2017, and the remaining €750 million ($899.5 million at the December 31, 2017 exchange rate) is expected to be paid in 2018.

Northstar New Jersey Lottery Group, LLC (“Northstar NJ”), is a consolidated joint venture which is party to an agreement with the State of New Jersey, Department of the Treasury, Division of Purchase and Property and Division of Lottery (the “Division of Lottery”) where Northstar NJ manages a wide range of the Division of Lottery’s marketing, sales, and related functions.